CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (1,149,677)	$ (166,687)	¥ (601,702)	¥ (379,892)
Total operating expenses	(2,680,952)	(388,701)	(2,163,680)	(1,564,233)
Interest income	80,743	11,707	71,942	77,118
Foreign exchange gain (loss)	(334,629)	(48,517)	37,822	188,800
Other income, net	23,007	3,336	95,047	(10,810)
Other gain, net	(43,810)	(6,352)	83,606	14,301
Loss before income taxes	(2,663,915)	(386,231)	(1,576,015)	(947,294)
Income tax expense	(24,473)	(3,548)	(15,741)	(14,904)
Net loss attributable to Kingsoft Cloud Holdings Limited	(2,658,184)	(385,400)	(1,588,712)	(962,259)
Other comprehensive income (loss), net of tax of nil:
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,997,228)	(289,570)	(1,728,154)	(1,515,047)
Accretion to redemption value of redeemable convertible preferred shares				(19,768)
Comprehensive loss attributable to ordinary shareholders	(1,997,228)	(289,570)	(1,728,154)	(1,534,815)
Parent Company
Operating expenses:
General and administrative expenses	(148,392)	(21,515)	(40,913)	(27,052)
Total operating expenses	(148,392)	(21,515)	(40,913)	(27,052)
Interest income	12,430	1,802	15,224	10,199
Foreign exchange gain (loss)	(39,426)	(5,717)	10,198	30,931
Other income, net	10,372	1,504	9,889	5,377
Other gain, net	(37,764)	(5,475)
Share of losses of subsidiaries	(264,260)	(38,313)	(121,100)	(171,421)
Contractual interests in VIEs and VIEs' subsidiaries	(2,190,364)	(317,573)	(1,461,042)	(809,672)
Loss before income taxes	(2,657,404)	(385,287)	(1,587,744)	(961,638)
Income tax expense	(780)	(113)	(968)	(621)
Net loss attributable to Kingsoft Cloud Holdings Limited	(2,658,184)	(385,400)	(1,588,712)	(962,259)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	660,956	95,830	(139,442)	(552,788)
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,997,228)	(289,570)	(1,728,154)	(1,515,047)
Accretion to redemption value of redeemable convertible preferred shares				(19,768)
Comprehensive loss attributable to ordinary shareholders	¥ (1,997,228)	$ (289,570)	¥ (1,728,154)	¥ (1,534,815)